Share capital	12 Months Ended
Dec. 31, 2024
Share capital

20. Share capital

	2024	2024	2023
	US$	HK$	HK$

Ordinary shares at par value of US$0.0005 (December 31, 2023: HK$0.001) each

Authorised:
3,000,000,000 (December 31, 2023: 380,000,000) ordinary shares	1,500,000	11,700,000	380,000

Issued and fully paid:-
15,000,000 (December 31, 2023: 10,000) ordinary shares	7,531	58,500	10

A summary of movements in the Company’s share capital is as follows:

	Number of	Share
	issued	capital
	shares	HK$

At December 31, 2023	10,000	10

Issue of shares	30,600,000	119,340
Shares repurchase	(15,610,000)	(60,850)

At December 31, 2024	15,000,000	58,500

The Company is an exempted company incorporated in the Cayman Islands and the corporate affairs are governed by its memorandum and articles of association, as amended from time to time, the Companies Act, and the common law of the Cayman Islands.

On April 16, 2024, an aggregate of additional 29,835,000 ordinary shares of par value US$0.0005 (“Ordinary Shares”) totaled US$14,916.23 were issued to Galaxy Shine Company Limited and Thrivors Holdings Limited, the principal shareholders of the Company, for the reorganization transactions.

On April 16, 2024, the Company repurchased a total of 10,000 shares of par value HK$0.001 (“Repurchased HK$-denominated Shares”) at an aggregate consideration of HK$10 which was funded by the internal resources of the Company. All the Repurchased HK$-denominated Shares have been cancelled on the same day.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

20.	Share capital (continued)

On April 30, 2024, additional 765,000 ordinary shares were issued to Lui Hin Weng Samuel, an independent third party, to diversify its shareholder base on the condition that the Company’s initial public offering and listing is later consummated.

On June 7, 2024, the Company repurchased and immediately cancelled 10,875,150, 4,334,850 and 390,000 Ordinary Shares that were issued to Galaxy Shine Company Limited, Thrivors Holdings Limited

and Hin Weng Samuel Lui, respectively for the reorganization transactions.

The Company is authorised to issue one class of share. The holders of the Company’s ordinary shares are entitled to the following rights:

Voting Rights: Each share of the Company’s share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under the Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the directors of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of the Company’s business, the holders of the Company’s share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock, if any.

Other Matters: The holders of the Company’s share have no subscription, redemption or conversion privileges. The Company’s share does not entitle its holders to pre-emptive rights. All of the outstanding shares of the Company’s share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future. Fully paid ordinary shares shall be free from any restriction on transfer of shares.